Other current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Abstract]
Prepaid expenses	$ 30	$ 43
Deferred charges	42	38
Accrued revenue	0	43
Unrealized gains on derivative contracts	5	9
Reimbursable amounts due from customers	79	59
Deferred mobilization cost	7	57
Deferred tax asset	9	0
Taxes receivable	29	28
Other current assets	72	86
Total other current assets	$ 273	$ 363